Parent Only Financial Statements (Tables)	12 Months Ended
Jun. 30, 2025
Parent only Financial Statements [Abstract]
Schedule of Condensed Balance Sheets of the Parent Company

Condensed balance sheets of the parent company

	As of June 30,
	2025	2024
ASSETS
Current assets
Cash and cash equivalents	$8,092,529	$1,398,720
Total current assets	8,092,529	1,398,720

Investments in subsidiaries, VIEs and VIEs’ subsidiaries	—	9,686,396
Due from subsidiaries, VIEs and VIEs’ subsidiaries	11,628,591	16,200,789
Total non-current assets	11,628,591	25,887,185
Total assets	$19,721,120	$27,285,905

LIABILITIES, MEZZANINE EQUITY AND SHAREHOLDERS’ EQUITY (DEFICIT)
Current liabilities
Due to subsidiaries, VIEs and VIEs’ subsidiaries	$2,107,016	$1,981,816
Total current liabilities	2,107,016	1,981,816
Convertible notes payable	4,692,105	—
Total non-current liabilities	4,692,105	—
Total liabilities	6,799,121	1,981,816

Shareholders’ equity
Class A ordinary shares (par value $0.002 per share; 20,000,000 shares authorized, 852,081 and 664,887 shares issued and outstanding as of June 30, 2025 and 2024, respectively) (1)	1,704	1,330

Class B ordinary shares (par value $0.002 per share; 230,000,000 shares authorized, 297,885 and 297,885 shares issued and outstanding as of June 30, 2025 and 2024, respectively) (1)	596	596

Additional paid-in capital	136,595,192	133,091,187
Statutory reserve	1,117,828	1,117,828
Accumulated deficit	(122,305,327)	(106,197,907)
Accumulated other comprehensive loss	(2,487,994)	(2,708,945)
Total shareholders’ equity attributable to controlling interest	12,921,999	25,304,089
Total liabilities, mezzanine equity and shareholders’ equity	$19,721,120	$27,285,905

(1)	Retrospectively restated for the 1-for-20 reverse stock split effective on May 13, 2025.

Schedule of Condensed Statement of Comprehensive Loss

Condensed statement of comprehensive loss

	For the year ended June 30,
	2025	2024
Operating expenses
General and administrative expenses	$(304,578)	$(21,109,992)
Interest expense	(542,105)	—
Total operating expenses	(846,683)	(21,109,992)
Loss from operations	(846,683)	(21,109,992)

Gain (loss) from investment in subsidiaries	(15,802,813)	(60,744,641)
Net loss from continuing operations attributable to controlling interest	(16,649,496)	(81,854,633)
Net income from discontinued operations attributable to controlling interest	—	—
Net loss from continuing operations attributable to ordinary shareholders	(16,649,496)	(81,854,633)
Net income from discontinued operations attributable to ordinary shareholders	—	—

Net loss	(16,649,496)	(81,854,633)
Other comprehensive income (loss)
Foreign currency translation adjustments	220,951	1,752,627
Total comprehensive loss	(16,428,545)	(80,102,006)
Comprehensive loss attributable to ordinary shareholders	$(16,428,545)	$(80,102,006)

Schedule of Condensed Statement of Cash Flows

Condensed statement of cash flows

	For the year ended June 30,
	2025	2024
Net cash used in operating activities	$(3,129,038)	$(1,354,873)
Net cash used in investing activities	$—	$—
Net cash provided by financing activities	$5,672,473	$2,753,593
Net increase in cash, cash equivalents and restricted cash	$2,543,435	$1,398,720
Cash, cash equivalents and restricted cash at beginning of the year	$1,398,720	$—
Cash, cash equivalents and restricted cash at end of the year	$8,092,529	$1,398,720